Long-Term Debt	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Long-Term Debt	Long-Term Debt

	2020	2019
Canadian dollar denominated debt, unsecured
Bank credit facilities	$1,614	$1,688
Medium-term notes
2.05% debentures due June 1, 2020	—	900
2.89% debentures due August 14, 2020	—	1,000
3.31% debentures due February 11, 2022	1,000	1,000
1.45% debentures due November 16, 2023	500	—
3.55% debentures due June 3, 2024	500	500
3.42% debentures due December 1, 2026	600	600
2.50% debentures due January 17, 2028	300	—
4.85% debentures due May 30, 2047	300	300
	4,814	5,988
US dollar denominated debt, unsecured
Bank credit facilities (December 31, 2020 – US$3,953 million; December 31, 2019 – US$3,745 million)	5,041	4,855
Commercial paper (December 31, 2020 – US$426 million; December 31, 2019 – US$254 million)	544	329
US dollar debt securities
3.45% due November 15, 2021 (US$500 million)	638	648
2.95% due January 15, 2023 (US$1,000 million)	1,276	1,296
3.80% due April 15, 2024 (US$500 million)	638	648
3.90% due February 1, 2025 (US$600 million)	765	778
2.05% due July 15, 2025 (US$600 million)	765	—
3.85% due June 1, 2027 (US$1,250 million)	1,595	1,621
2.95% due July 15, 2030 (US$500 million)	638	—
7.20% due January 15, 2032 (US$400 million)	510	519
6.45% due June 30, 2033 (US$350 million)	446	454
5.85% due February 1, 2035 (US$350 million)	446	454
6.50% due February 15, 2037 (US$450 million)	574	583
6.25% due March 15, 2038 (US$1,100 million)	1,403	1,426
6.75% due February 1, 2039 (US$400 million)	510	519
4.95% due June 1, 2047 (US$750 million)	957	972
	16,746	15,102
Long-term debt before transaction costs and original issue discounts, net	21,560	21,090
Less: original issue discounts, net (1)	18	17
transaction costs (1) (2)	89	91
	21,453	20,982
Less: current portion of commercial paper	544	329
current portion of other long-term debt (1) (2)	799	2,062
	$20,110	$18,591
(1)The Company has included unamortized original issue discounts and premiums, and directly attributable transaction costs in the carrying amount of the outstanding debt.
(2)Transaction costs primarily represent underwriting commissions charged as a percentage of the related debt offerings, as well as legal, rating agency and other professional fees.
BANK CREDIT FACILITIES AND COMMERCIAL PAPER
As at December 31, 2020, the Company had undrawn revolving bank credit facilities of $4,958 million. Additionally, the Company had in place fully drawn term credit facilities of $6,738 million. Details of these facilities are described below. The Company also has certain other dedicated credit facilities supporting letters of credit. At December 31, 2020, the Company had $544 million drawn under its commercial paper program, and reserves capacity under its revolving bank credit facilities for amounts outstanding under this program.
•a $100 million demand credit facility;
•a $1,000 million non-revolving term credit facility maturing February 2022;
•a $2,425 million revolving syndicated credit facility maturing June 2022;
•a $3,088 million non-revolving term credit facility maturing June 2022;
•a $2,650 million non-revolving term credit facility maturing February 2023;
•a $2,425 million revolving syndicated credit facility maturing June 2023; and
•a £5 million demand credit facility related to the Company’s North Sea operations.
Borrowings under the Company's non-revolving term credit facilities may be made by way of pricing referenced to Canadian dollar bankers' acceptances, US dollar bankers’ acceptances, LIBOR, US base rate or Canadian prime rate. As at December 31, 2020, the non-revolving term credit facilities were fully drawn.
During 2020, the $750 million non-revolving term credit facility, originally due February 2021, was extended to February 2022 and increased to $1,000 million. Subsequent to December 31, 2020, the facility was extended to February 2023.
During 2019, the Company fully repaid and cancelled the $1,800 million non-revolving term credit facility scheduled to mature in May 2020. In addition, the $2,200 million non-revolving term credit facility, originally due October 2020, was extended to February 2023 and increased to $2,650 million.
During 2019, the Company entered into a $3,250 million non-revolving term credit facility to finance the acquisition of assets from Devon (note 7). During 2020, the Company repaid $162.5 million related to the required annual amortization, reducing the facility balance to $3,088 million. Subsequent to December 31, 2020, the Company repaid a further $362.5 million on the facility, reducing the outstanding balance to $2,725 million, and satisfying the required annual amortization of $162.5 million originally due in June 2021. The facility matures in June 2022.
During 2019, the Company extended the $2,425 million revolving syndicated credit facility, of which $330 million was originally due June 2019 and $2,095 million was originally due June 2021, to 2023. The revolving credit facilities are extendible annually at the mutual agreement of the Company and the lenders. If the facilities are not extended, the full amount of the outstanding principal would be repayable on the maturity date. Borrowings under the Company's revolving term credit facilities may be made by way of pricing referenced to Canadian dollar bankers' acceptances, US dollar bankers' acceptances, LIBOR, US base rate or Canadian prime rate.
During 2019, the Company reduced the £15 million demand credit facility related to the Company's North Sea operations, to £5 million.
The Company’s borrowings under its US commercial paper program are authorized up to a maximum US$2,500 million. The Company reserves capacity under its revolving bank credit facilities for amounts outstanding under this program.
The Company’s weighted average interest rate on bank credit facilities and commercial paper outstanding as at December 31, 2020 was 1.1% (December 31, 2019 – 2.5%), and on total long-term debt outstanding for the year ended December 31, 2020 was 3.5% (December 31, 2019 – 4.0%).
As at December 31, 2020, letters of credit and guarantees aggregating to $489 million were outstanding (December 31, 2019 - $468 million).
MEDIUM-TERM NOTES
During 2020, the Company issued $500 million of 1.45% medium-term notes due November 2023 and $300 million of 2.50% medium-term notes due January 2028.
After issuing these securities, the Company had $2,200 million remaining on its base shelf prospectus that allows for the offer for sale from time to time of up to $3,000 million of medium-term notes in Canada, which expires August 2021. If issued, these securities may be offered in amounts and at prices, including interest rates, to be determined based on market conditions at the time of issuance.
During 2020, the Company repaid $1,000 million of 2.89% medium term notes and $900 million of 2.05% medium term notes.
During 2019, the Company repaid $500 million of 2.60% medium-term notes and $500 million of 3.05% medium-term notes.
US DOLLAR DEBT SECURITIES
During 2020, the Company issued US$600 million of 2.05% notes due July 2025 and US$500 million of 2.95% notes due July 2030.
After issuing these securities, the Company had US$1,900 million remaining on its base shelf prospectus that allows for the offer for sale from time to time of up to US$3,000 million of debt securities in the United States, which expires in August 2021. If issued, these securities may be offered in amounts and at prices, including interest rates, to be determined based on market conditions at the time of issuance.
SCHEDULED DEBT REPAYMENTS
Scheduled debt repayments are as follows:

Year	Repayment
2021	$1,343
2022	$4,887
2023	$4,383
2024	$1,138
2025	$1,530
Thereafter	$8,279